Other Financial Liabilities - Summary of Other Financial Liabilities (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022
Current
Derivatives liabilities	₩ 38,631	₩ 95,157
Financial guarantee liabilities	5,114	11,370
Others	119,881
Other financial liabilities, current	163,626	106,527
Non-current
Derivatives liabilities	81,291	79,984
Financial guarantee liabilities	7,858	7,068
Others	64,633
Other financial liabilities, non-current	₩ 153,782	₩ 87,052